Note 37 - Other operating income and expenses (Tables)	6 Months Ended
Jun. 30, 2019
Other Operating Income and Expenses
Other Operating Income
Other operating income (Millions of Euros)
	June 2019	June 2018
Gains from sales of non-financial services	129	246
Other operating income	208	307
Total	337	554

Other Operating Expenses
Other operating expense (Millions of Euros)
	June 2019	June 2018
Change in inventories	59	165
Other (*)	936	897
Total	995	1.062

(*) Includes €58 million in June 2019 corresponding to interest expense on leases (see Note 21.6).